LAURENE E. MACELWEE

Vice President, Fund Adviser Compliance

Office: (949) 219-3233

Fax: (949) 719-0804

E-mail: Laurene.MacElwee@PacificLife.com

August 5, 2014

Via Electronic Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Pacific Life Funds

(File Nos. 333-61366, 811-10385)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, we hereby certify on behalf of Pacific Life Funds (the “Trust”), that: (i) the forms of prospectuses and Statement of Additional Information dated August 1, 2014 that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment (“PEA”) No. 104 to the Trust’s Registration Statement on Form N-1A, and (ii) the text of PEA No.104 was filed electronically with the Commission on July 29, 2014.

Sincerely,

/s/ Laurene E. MacElwee
Laurene E. MacElwee

cc:	Mark Karpe, Pacific Life

Robin Yonis, Esq., Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP